Note 12 - Income Tax - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Research and development credits	$ 6,756,000	$ 6,637,000
Net operating loss carryforwards	44,000	82,000
Depreciation and amortization	149,000	169,000
Accrued vacation and other expenses	29,000	68,000
	6,978,000	6,956,000
Valuation allowance	(6,928,000)	(6,836,000)
Total net deferred income tax assets	50,000	120,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	$ 681,000	$ 906,000